STRATUS FUND, INC.



                                     GROWTH

                              GOVERNMENT SECURITIES

                              CAPITAL APPRECIATION

                          INTERMEDIATE GOVERNMENT BOND

                                 INTERNATIONAL



                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 1997

                                TABLE OF CONTENTS


               Schedule of Investments
                  Growth Portfolio....................    1
                  Government Securities Portfolio.....    5
                  Capital Appreciation Portfolio......    6
                  Intermediate Government Bond Portfolio  9
                  International Portfolio.............   10

               Statement of Assets and Liabilities....   14

               Statement of Operations................   16

               Statements of Changes in Net Assets
                  Growth Portfolio....................   17
                  Government Securities Portfolio.....   17
                  Capital Appreciation Portfolio......   18
                  Intermediate Government Bond Portfolio 18
                  International Portfolio.............   19

               Financial Highlights
                  Growth Portfolio....................   20
                  Government Securities Portfolio.....   21
                  Capital Appreciation Portfolio......   22
                  Intermediate Government Bond Portfolio 23
                  International Portfolio.............   24

               Notes to Financial Statements..........   25

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997

                                GROWTH PORTFOLIO
                                                         PERCENT
                                                          OF NET         MARKET
      SHARES               COMMON STOCK - 94.65%          ASSETS          VALUE
      ------               ---------------------          ------          -----

                CHEMICALS                                  3.21%
                ---------
      20,000    Nalco Chemical Company                                 $791,250
      20,000    Praxair, Inc.                                           900,000
                                                                        -------
                                                                      1,691,250

                COMPUTER RELATED                           7.53%
                ----------------
      35,000    First Data Corporation                                1,023,750
      15,000    International Business Machines                       1,568,438
       6,000    Microsoft Corporation                                   775,500
      15,000    Sun Microsystems Inc.*                                  598,125
                                                                        -------
                                                                      3,965,813

                ELECTRICAL EQUIPMENT                       1.93%
                --------------------
      18,000    Emerson Electric Company                              1,015,875

                ELECTRONICS                                3.35%
                -----------
       8,000    Altera Corporation                                      265,000
      11,000    Intel Corporation                                       772,750
      12,000    Phillips Electronics N.V.*                              726,000
                                                                        -------
                                                                      1,763,750

                ENTERTAINMENT/LEISURE                      1.79%
                ---------------------
      17,000    Carnival Corporation Class A                            941,375

                FINANCIAL SERVICES                         6.05%
                ------------------
      12,000    Bankamerica Corporation                                 876,000
      15,000    Barnett Banks, Inc.                                   1,078,125
      20,000    Merchantile Bank Corporation                          1,230,000
                                                                      ---------
                                                                      3,184,125

                FOOD PROCESSING                            1.99%
                ---------------
      32,000    ConAgra, Inc.                                         1,050,000

                            STRATUS FUND, INC.
                    SCHEDULE OF INVESTMENTS (CONTINUED)

                             GROWTH PORTFOLIO

                                                         PERCENT
                                                          OF NET         MARKET
      SHARES             COMMON STOCK (CONTINUED)         ASSETS          VALUE
      ------          ----------------------------      -----------    --------
                GAS-DISTRIBUTION                           2.12%
                ----------------
      25,000    Questar Corporation                                  $1,115,625

                HOLDING COMPANY                            1.87%
                ---------------
       9,000    Chase Manhattan Corporation                             985,500

                HOUSEHOLD PRODUCTS/WARES                   1.54%
                ------------------------
      11,000    Colgate-Palmolive Company                               808,500

                INDUSTRIAL SERVICES                        2.12%
                -------------------
      30,000    Corning, Inc.                                         1,113,750

                INSURANCE
      24,000    American General Corporation              10.58%      1,297,500
      14,000    American International Group                          1,522,500
      16,000    Allstate Corporation                                  1,454,000
      24,000    Travelers Group, Inc.                                 1,293,000
                                                                      ---------
                                                                      5,567,000

                MACHINERY/TOOLS                            2.20%
                ---------------
      32,000    Dover Corporation                                     1,156,000

                MANUFACTURING                              7.27%
                -------------
      20,000    General Electric Company                              1,467,500
      27,000    Mattel, Inc.                                          1,005,750
      30,000    Tyco International Ltd.                               1,351,875
                                                                      ---------
                                                                      3,825,125

                MEDICAL SUPPLIES/SERVICE                   4.16%
                ------------------------
      19,000    Becton Dickson Company                                  950,000
      10,000    Warner-Lambert Company*                               1,240,000
                                                                      ---------
                                                                      2,190,000

                OIL-FIELD SERVICES                         1.84%
                ------------------
      12,000    Schlumberger Ltd.                                       966,000

                           STRATUS FUND, INC.
                   SCHEDULE OF INVESTMENTS (CONTINUED)

                             GROWTH PORTFOLIO

                                                         PERCENT
                                                          OF NET         MARKET
      SHARES             COMMON STOCK (CONTINUED)         ASSETS          VALUE
     --------           -------------------------        ---------       -------

                OIL COMPANY- INTEGRATED                    6.18%
                -----------------------
      15,000    Mobil Corporation                                    $1,082,813
      20,000    Royal Dutch Petroleum ADR                             1,083,750
      20,000    Texaco, Inc.                                          1,087,500
                                                                      ---------
                                                                      3,254,063

                OFFICE/BUSINESS                            2.85%
                ---------------
      35,000    Viking Office Products                                  763,439
      10,000    Xerox Corporation                                       738,125
                                                                        -------
                                                                      1,501,564

                PACKAGING/CONTAINER                        2.13%
                -------------------
      25,000    Avery Dennison Corporation                            1,118,750

                PHARMACEUTICAL/MEDICAL                     5.53%
                ----------------------
      20,000    Johnson & Johnson                                     1,317,500
      15,000    Merck & Company Inc.                                  1,593,750
                                                                      ---------
                                                                      2,911,250

                PUBLISHING/PRINTING                        2.11%
                -------------------
      18,000    Gannett, Company                                      1,112,625

                RETAIL/APPAREL                             3.18%
                --------------
      14,000    Dayton/Hudson Corporation                               945,000
      20,000    Ross Stores, Inc.                                       727,500
                                                                        -------
                                                                      1,672,500

                RETAIL STORE                               3.93%
                ------------
      25,000    Costo Companies, Inc.*                                1,115,625
      28,000    General Nutrition Company*                              952,000
                                                                        -------
                                                                      2,067,625

                TELECOMMUNICATIONS                         1.97%
                ------------------
      25,000    Airtouch Communications, Inc.*                        1,039,063

                            STRATUS FUND, INC.
                    SCHEDULE OF INVESTMENTS (CONTINUED)

                             GROWTH PORTFOLIO

                                                         PERCENT
                                                          OF NET         MARKET
      SHARES             COMMON STOCK (CONTINUED)         ASSETS          VALUE
     --------            -------------------------      ---------       -------
                TELECOMMUNICATION EQUIPMENT                3.23%
                ---------------------------
      12,000    Lucent Technology                                      $958,500
      14,000    Tellabs, Inc.*                                          740,250
                                                                        -------
                                                                      1,698,750

                TRANSPORTATION                             1.75%
                --------------
      37,500    Southwest Airlines Company                              923,435

                UTILITIES/ELECTRIC                         2.24%
                ------------------
      40,000    Kansas City Power & Light Company                     1,182,500

                Total Investment in Securities
                  (cost $38,543,203)                      94.65%     49,821,813
                Cash Equivalents                           5.02%      2,641,868
                Other assets, less liabilities             0.33%        172,696
                                                           -----        -------
                TOTAL NET ASSETS                         100.00%    $52,636,377
                                                         =======    ============

* indicates non-income producing security

                           STRATUS FUND, INC.
                          SCHEDULE OF INVESTMENTS
                             DECEMBER 31, 1997

                        GOVERNMENT SECURITIES FUND

                                                          PERCENT
                                                           OF NET         MARKET
 PRINCIPAL                                                 ASSETS          VALUE
  AMOUNT        U.S. GOVERNMENT SECURITIES                 92.55%
----------     ------------------------------           ----------      --------
 $1,000,000     Federal National Mtg. Assn. 6.2% due 6/6/00           $1,007,865
  2,000,000     Federal National Mtg. Assn. 6.35% due 6/10/05          2,041,124
  3,000,000     U.S. Treasury Bond 6.5% due 5/31/01                    3,072,188
  1,500,000     U.S. Treasury Bond 6.25% due 3/31/99                   1,510,547
  2,000,000     U.S. Treasury Bond 6.625% due 3/31/02                  2,064,063
  2,000,000     U.S. Treasury Bond 7.125% due 10/15/98                 2,021,875
  2,000,000     U.S. Treasury Bond 6.375% due 7/15/99                  2,020,313
  3,000,000     U.S. Treasury Bond 6.375% due 1/15/00                  3,039,375
  3,000,000     U.S. Treasury Bond 5.75% due 8/15/03                   3,000,938
  1,000,000     U.S. Treasury Bond 7.75% due 11/30/99                  1,036,875
  3,000,000     U.S. Treasury Bond 5.75% due 10/31/00                  3,003,750
  2,000,000     U.S. Treasury Bond 5.50% due 12/31/00                  1,988,750
                                                                       ---------


                Total investment in securities
                (cost $25,434,585)                         92.55%    $25,807,663
                Cash equivalents                            5.68%      1,583,079
                Other assets, less liabilities              1.77%        494,276
                                                            -----        -------
                TOTAL NET ASSETS                          100.00%    $27,885,018
                                                          =======    ===========

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997

                         CAPITAL APPRECIATION PORTFOLIO

                                                           PERCENT
                                                            OF NET       MARKET
     SHARES               COMMON STOCK - 91.53%             ASSETS        VALUE
     ------               ---------------------             ------        -----

                AEROSPACE/DEFENSE                            2.74%
                -----------------
      2,700     Thiokol Corporation                                    $219,375

                ADVERTISING                                  3.56%
                -----------
      7,800     Snyder Communications, Inc.*                            284,700

                BROADCASTING/MEDIA                           6.79%
                ------------------
      3,500     Clear Channel Communications*                           278,031
      3,800     Univision                                               265,288
                                                                        -------
                                                                        543,319

                COMMERCIAL SERVICES                          2.03%
                -------------------
      4,600     Manpower, Inc.                                          162,150

                COMPUTER RELATED                             4.61%
                ----------------
      3,000     Affiliated Computer*                                     78,938
      5,000     Ciber, Inc.                                             290,000
                                                                        -------
                                                                        368,938

                FINANCIAL SERVICES                          19.91%
                ------------------
      4,200     H.F. Ahmanson & Company*                                281,138
      4,500     Coast Savings Financial*                                308,531
      3,400     First Union Corporation                                 174,250
      6,000     Imperial Bankcorp*                                      295,875
     11,000     Morgan Keegan, Inc.*                                    278,438
     10,000     Ocwen Financial, Inc.                                   254,375
                                                                        -------
                                                                      1,592,607

                FOOD/BEVERAGE/TOBACCO                        3.28%
                ---------------------
      4,400     Suiza Foods Corporation*                                262,075

                               STRATUS FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)

                         CAPITAL APPRECIATION PORTFOLIO

                                                           PERCENT
                                                            OF NET       MARKET
     SHARES             COMMON STOCK (CONTINUED)            ASSETS        VALUE
    --------       ----------------------------------     ---------    ---------
                HOUSEHOLD PRODUCTS/WARES                     5.36%
                ------------------------
      5,100     Ethan Allen Interiors                                  $196,669
      5,500     Sunbeam Corporation                                     231,688
                                                                        -------
                                                                        428,357

                INSURANCE                                    7.83%
                ---------
      1,500     Aflac, Inc.                                              76,688
      2,200     Allstate Corporation                                    199,925
      3,800     Fremont General Corporation                             208,050
      4,400     IPC Holdings, Inc.                                      141,625
                                                                        -------
                                                                        626,288

                MACHINERY/EQUIPMENT                          1.54%
                -------------------
      4,200     Agco Corporation                                        122,850

                MANUFACTURING                                3.49%
                -------------
      5,700     USG Corporation*                                        279,300

                MEDICAL SUPPLIES/SERVICES                    0.94%
                -------------------------
      1,000     Cardinal Health, Inc.                                    75,125

                PUBLISHING/PRINTING                          3.70%
                -------------------
      8,000     Valassis Communications, Inc.*                          296,000

                RESTAURANT/FOOD SERVICE                      3.42%
                -----------------------
      6,500     CKE Restaurant                                          273,813

                RETAIL/APPAREL                               2.02%
                --------------
      4,600     Tommy Hilfiger Corporation*                             161,575

                RETAIL STORE                                 9.84%
                ------------
      8,000     Fred Meyer, Inc.*                                       291,000
      3,000     Home Depot, Inc.                                        176,625
      6,000     Mac Frugals Bargains                                    246,750
     10,000     Petsmart, Inc.*                                          72,500
                                                                         ------
                                                                        786,875

                               STRATUS FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         CAPITAL APPRECIATION PORTFOLIO

                                                           PERCENT
                                                            OF NET       MARKET
     SHARES             COMMON STOCK (CONTINUED)            ASSETS        VALUE
    --------       ----------------------------------     ---------    ---------
                TRANSPORTATION                               3.59%
                --------------
      4,600     US Airways Group, Inc.*                                $287,500

                UTILITIES                                    6.88%
                ---------
      7,800     New York State Electric                                 276,900
      8,600     Montana Power Company                                   273,584
                                                                        -------
                                                                        550,484

                Total investment in securities
                (cost $6,777,259)                           91.53%   $7,321,331
                Cash equivalents                             9.67%      773,262
                Other assets, less liabilities             (1.20%)     (95,472)
                                                           -------     --------
                NET ASSETS                                 100.00%   $7,999,121
                                                           =======   ==========

*Indicates nonincome-producing security

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997

                        INTERMEDIATE GOVERNMENT BOND FUND

                                                             PERCENT
 PRINCIPAL                                                    OF NET      MARKET
  AMOUNT                                                      ASSETS       VALUE
---------                                                   ---------    -------
               U.S. GOVERNMENT SECURITIES                     90.83%
               --------------------------                   ---------
   $500,000    U.S. Treasury Bond 6.25% due 1/31/02                     $508,827
    400,000    U.S. Treasury Bond 6.625% due 4/30/02                     413,125
    200,000    U.S. Treasury Bond 7.875% due 4/15/98                     201,313
    550,000    U.S. Treasury Bond 7.125% due 10/15/98                    556,016
    500,000    U.S. Treasury Bond 6.375% due 1/15/99                     503,516
    400,000    U.S. Treasury Bond 6.375% due 1/15/00                     405,250
    500,000    U.S. Treasury Bond 7.125% due 2/29/00                     514,453
    500,000    U.S. Treasury Bond 6.125% due 7/31/00                     505,156
    500,000    U.S. Treasury Bond 6.25% due 10/31/01                     508,750


               Total investment in securities
                 (cost $4,064,984)                            90.83%  $4,116,406
               Cash equivalents                                7.41%     335,680
               Other assets, less liabilities                  1.76%      79,752
                                                               -----      ------
               NET ASSETS                                    100.00%  $4,531,838
                                                             =======  ==========

                            STRATUS FUND, INC.
                          SCHEDULE OF INVESTMENTS

                             DECEMBER 31, 1997

                          INTERNATIONAL PORTFOLIO

                                                            PERCENT
                                                             OF NET       MARKET
       SHARES              COMMON STOCK - 96.96%             ASSETS        VALUE
       ------              ---------------------             ------        -----

                 AUTO/TRUCK/PARTS                             2.56%
                 ----------------
       10,300    Nissan Motor Company ADR                                $84,975
        5,700    PSA Peugeot Citroen ADR                                 179,787
                                                                         -------
                                                                         264,762

                 BROADCASTING/MEDIA                           1.62%
                 ------------------
        4,300    Carlton Communications Plc ADR                          167,700

                 BUILDING MATERIALS/CONSTRUCTION              2.15%
                 -------------------------------
       13,400    Williams Holdings ADR                                   222,247

                 CHEMICALS                                    1.66%
                 ---------
        3,900    Quimica Minera Chili SA ADR                             171,600

                 COMPUTER RELATED                             1.51%
                 ----------------
        2,900    Fujitsu Limited                                         156,128

                 DIVERSIFIED OPERATIONS                       5.36%
                 ----------------------
        7,676    Barlow Ltd ADR                                           65,145
        5,200    Cie Generale Des Eaux ADR                               145,216
        2,300    Hutchinson Whampoa Ltd ADR                               72,132
        3,000    Telecom Italia                                          192,000
       14,700    Swire Pacific Ltd ADR                                    80,630
                                                                          ------
                                                                         555,123

                 ELECTRICAL EQUIPMENT                         1.06%
                 --------------------
          800    Sumitomo Electronics*                                   109,521

                 ELECTRONICS                                  2.88%
                 -----------
        1,400    Hitachi Ltd ADR                                          96,863
        3,300    Sgs-Thomson Microeletronics N.V.*                       201,506
                                                                         -------
                                                                         298,369

                            STRATUS FUND, INC.
                    SCHEDULE OF INVESTMENTS (CONTINUED)

                          INTERNATIONAL PORTFOLIO

                                                            PERCENT
                                                             OF NET       MARKET
       SHARES            COMMON STOCK (CONTINUED)            ASSETS        VALUE
      --------       ----------------------------------     ---------    -------
                 INTERNATIONAL PORTFOLIO                      3.14%
                 -----------------------
        5,600    Allied Irish Banks                                     $324,800

                 FINANCIAL SERVICES                          19.87%
                 ------------------
        6,400    Australia & New Zealand Banking Group Ltd ADR           210,400
        3,100    Barclays Plc ADR                                        338,481
        8,485    Banco Frances Del Rio De La Plata S.A. ADR              232,277
        5,500    Banque National Paris ADR                               292,468
        3,900    Dresdner Bank                                           180,029
        4,200    Prudential Corporation                                  244,120
        7,000    Societe Generale                                        190,828
        6,000    Banco Santander SA ADR                                  195,375
        1,500    Sumitomo Bank                                           171,895
                                                                         -------
                                                                       2,055,873

                 FOOD/BEVERAGE/TOBACCO                        2.52%
                 ---------------------
        6,300    Cadbury Schweppes*                                      260,663

                 INSURANCE                                    2.75%
                 ---------
       11,000    Liberty Life Association of Africa ADR                  141,275
        1,500    Zurich Versi ADR                                        143,156
                                                                         -------
                                                                         284,431

                 MANUFACTURING                                4.41%
                 -------------
       12,200    Continental AG ADR                                      269,370
        4,900    Fuji Photo Film                                         187,119
                                                                         -------
                                                                         456,489

                 MEDICAL SUPPLIES/SERVICES                    0.99%
                 -------------------------
        6,700    Eisai Company Ltd ADR                                   102,545

                 OFFICE/BUSINESS                              1.32%
                 ---------------
        2,200    Ricoh Company Ltd ADR                                   137,055

                            STRATUS FUND, INC.
                    SCHEDULE OF INVESTMENTS (CONTINUED)

                          INTERNATIONAL PORTFOLIO

                                                            PERCENT
                                                             OF NET       MARKET
       SHARES            COMMON STOCK (CONTINUED)            ASSETS        VALUE
      --------       ----------------------------------     ---------    -------
                 OIL EXPLORATION/PRODUCTION                   1.07%
                 --------------------------
        2,000    Total SA Sponsor*                                      $111,000

                 OIL/GAS DRILLING                             3.72%
                 ----------------
        3,300    Eni Spa ADR                                             188,306
        4,500    Shell Transport & Trading Company ADR                   196,875
                                                                         -------
                                                                         385,181

                 PHARMACEUTICAL/MEDICAL                       3.61%
                 ----------------------
        4,600    Novartis AG ADR                                         373,727

                 PUBLISHING/PRINTING                          3.39%
                 -------------------
        2,000    Elsevier NV ADR                                          64,500
       10,145    Vnu-Verenigde Nederlandse ADR                           286,249
                                                                         -------
                                                                         350,749

                 REAL ESTATE                                  2.20%
                 -----------
       20,800    City Developments Ltd ADR                                96,287
       20,000    Cheung Kong Holdings Ltd ADR                            130,996
                                                                         -------
                                                                         227,283

                 RECREATION                                   2.14%
                 ----------
       51,000    Ladbroke Group                                          221,534

       11,540    Cifra SA DE CV                               4.90%      283,425
        8,000    Kingfisher Plc                                          223,247
                                                                         -------
                                                                         506,672

                 TELECOMMUNICATIONS                           9.41%
                 ------------------
        5,900    Cia de Telecommunications de Chile Sa ADR               176,263
        9,500    Deutsche Telekom ADR                                    176,938
        5,500    Telecom Corporation of New Zealand                      213,125

                            STRATUS FUND, INC.
                    SCHEDULE OF INVESTMENTS (CONTINUED)

                          INTERNATIONAL PORTFOLIO

                                                            PERCENT
                                                             OF NET       MARKET
       SHARES            COMMON STOCK (CONTINUED)            ASSETS        VALUE
      --------       ----------------------------------     ---------    -------

                 TELECOMMUNICATIONS (CONTINUED)
                 ------------------------------
        5,000    Portugal Telecom SA ADR                                $235,000
        2,800    Telstar Corporation Ltd                                 116,900
        1,000    Telefonos de Mexico ADR                                  56,059
                                                                          ------
                                                                         974,285

                 UTLITIES/TELECOMMUNICATIONS                  3.17%
                 ---------------------------
        3,600    Telefonica de Espana ADR                                327,825

                 REGISTERED INVESTMENT COMPANIES
                 -------------------------------
        8,000    Webs-Sinagpore Index Series*                 9.55%       53,000
        8,600    Webs-Italy  Index Series*                               172,000
       20,500    Webs-Japan Index Series*                                202,438
       19,900    Webs-Belgium Index Series*                              329,594
       15,000    Webs-Switzerland Index Series*                          231,563
                                                                         -------
                                                                         988,595

                 Total investment in securities
                  (cost $9,644,865)                          96.96%  $10,034,157
                 Cash Equivalents                             4.27%      442,062
                 Other Assets, less Liabilities             (1.23%)    (127,460)
                                                            -------    ---------
                 TOTAL NET ASSETS                           100.00%  $10,348,759
                                                            =======  ===========

* indicates non-income producing security


                               STRATUS FUND, INC.
                       Statement of Assets and Liabilities
                                December 31, 1997
                                   (Unaudited)

                                                                  Government       Capital
                                                    Growth        Securities     Appreciation
ASSETS:                                           Portfolio        Portfolio      Portfolio
                                                -----------      -----------   ------------
  Investments in securities, at market value
   (cost $38,543,203, 25,434,585, and 6,777,259) $49,821,813      $25,807,663    $7,321,331
  Cash equivalents                                 2,641,868        1,583,079       773,262
  Accrued interest and dividends receivable           66,657          429,640         5,163
  Receivable for securities sold                          -                -      2,966,964
  Receivable for fund shares sold                    254,224          167,121        49,497
                                                 -----------      -----------   -----------
       Total assets                               52,784,562       27,987,503    11,116,217
                                                 -----------      -----------   -----------

LIABILITIES:
  Accrued expenses, including investment
    management and service fees payable to
    adviser, administrator and distributor (note 3)   39,668           24,233        15,454
  Payable for securities purchased                       -               -        3,085,087
  Payable for fund shares redeemed                   108,517           78,252        16,555
                                                 -----------      -----------   -----------
          Total liabilities                          148,185          102,485     3,117,096
                                                 -----------      -----------   -----------
NET ASSETS APPLICABLE TO OUTSTANDING
      CAPITAL STOCK                              $52,636,377      $27,885,018    $7,999,121
                                                 ===========      ===========   ===========
Net assets are represented by:
  Capital stock outstanding, at par (note 5)          $3,280           $2,828          $583
  Additional paid-in capital                      41,592,339       27,948,357     7,604,488
  Accumulated undistributed net
      investment income (loss)                           213              157            67
  Accumulated undistributed net realized
      gain (loss) on investments                    (238,065)        (439,403)     (150,088)
  Unrealized appreciation (note 4)                11,278,610          373,078       544,072
                                                 -----------      -----------   -----------
       Total net assets applicable
         to shares outstanding                   $52,636,377      $27,885,018    $7,999,121
                                                 ===========      ===========    ==========
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
  Shares of capital stock outstanding: 3,279,750,
       2,828,319, and 582,799 respectively (note 5)   $16.05            $9.86       $13.73
                                                      ======           ======       ======
See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                       Statement of Assets and Liabilities
                                December 31, 1997
                                   (Unaudited)

                                                    Intermediate
                                                     Government
                                                        Bond       International
ASSETS:                                              Portfolio       Portfolio
  Investments in securities, at market value       --------------- ------------
    (cost $4,064,984 and 9,644,865)                   $4,116,406    $10,034,157
  Cash equivalents                                       335,680        442,062
  Accrued interest and dividends receivable               87,056         13,501
  Receivable for fund shares sold                            -            3,457
                                                       ---------     ----------
       Total assets                                    4,539,143     10,493,177
                                                       ---------     ----------

LIABILITIES:
  Accrued expenses, including investment
    management and service fees payable to
    adviser, administrator and distributor  (note 3)       4,553         16,355
  Payable for fund shares redeemed                         2,752        128,063
                                                       ---------     ----------
          Total liabilities                                7,305        144,418
                                                       ---------     ----------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK    $4,531,838    $10,348,759
                                                       =========     ==========
Net assets are represented by:
  Capital stock outstanding, at par (note 5)                $428           $995
  Additional paid-in capital                           4,595,951     10,133,300
  Accumulated undistributed net
      investment income (loss)                               (63)        (7,411)
  Accumulated undistributed net realized
      loss on investments                               (115,900)      (167,417)
  Unrealized appreciation (note 4)                        51,422        389,292
                                                       ---------     ----------
       Total net assets applicable
         to shares outstanding                        $4,531,838    $10,348,759
                                                       =========     ==========
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
  Shares of capital stock outstanding: 427,827
        and 995,076 respectively (note 5)                $10.59         $10.40
                                                         ======         ======

See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 1997
                                   (UNAUDITED)

                                                                         INTERMEDIATE
                                                  GOVERNMENT   CAPITAL   GOVERNMENT
                                       GROWTH     SECURITIES  APPRECIATION  BOND     INTERNATIONAL
                                      PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO    PORTFOLIO
                                     ------------ ----------- ---------- ----------- ------------
INVESTMENT INCOME:
    Dividends                           $317,340   $     -      $16,956   $       -      $76,333
    Interest                             133,746     819,329     19,431     142,035       13,010
                                     ------------ ----------- ---------- ----------- ------------
        Total investment income          451,086     819,329     36,387     142,035       89,343
                                     ------------ ----------- ---------- ----------- ------------
EXPENSES (NOTE 3):
    Investment advisory fees             127,740      67,988      2,011      15,207       61,858
    Administration/Marketing fees         63,870      33,994      9,763       5,849       13,447
    Legal fees                             3,057       1,676        472         290       12,311
    Accounting                             4,362       3,788      3,305       3,423        3,377
    Custodial fees                           -          -         5,203       2,356           -
    Securities pricing                     2,325        -         1,324          -         2,675
    Other operating expenses              10,844       8,134      4,222         380        3,085
                                     ------------ ----------- ---------- ----------- ------------
        Total expenses                   212,199     115,581     26,299      27,505       96,753
                                     ------------ ----------- ---------- ----------- ------------
        Net investment income (loss)     238,887     703,748     10,088     114,529       (7,410)
                                     ------------ ----------- ---------- ----------- ------------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (NOTE 4):
    Net realized gain (loss)           2,739,398       3,634    301,425       2,945     (167,415)
    Net unrealized appreciation
       (depreciation):
      Beginning of period             11,608,175     (16,878)   748,896      (3,965)     902,570
      End of period                   11,278,610     373,078    544,072      51,422      389,292
                                     ------------ ----------- ---------- ----------- ------------
      Net unrealized appreciation
          (depreciaton)                 (329,565)    389,956   (204,824)     47,457     (513,278)
                                     ------------ ----------- ---------- ----------- ------------
      Net realized and unrealized
           gain (loss) on investments  2,409,833     393,590     96,601      50,402     (680,693)
                                     ------------ ----------- ---------- ----------- ------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS        $2,648,720  $1,097,338   $106,689    $164,932    ($688,103)
                                     ============ =========== ========== =========== ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               STRATUS FUND, INC.
                      Statements of Changes in Net Assets
        Six Months Ended December 31, 1997 and Year Ended June 30, 1997

                                                                              Government
                                                Growth                        Securities
                                              Portfolio                       Portfolio
                                            Six Months Ended   Year Ended   Six Months Ended   Year Ended
                                             Dec. 31, 1997   June 30, 1997  Dec. 31, 1997     June 30, 1997
                                             (Unaudited)                       (Unaudited)
                                            ---------------  -------------   ---------------  ---------------
Operations:
    Net investment income                        $238,887      $469,077        $703,748       $1,277,296
    Net realized gain (loss) on investments     2,739,398     2,814,809           3,634          (77,114)
    Unrealized appreciation (depreciation)       (329,565)    6,226,081         389,956          265,658
                                                ---------     ---------       ---------        ----------
        Net increase in net assets
          resulting from operations             2,648,720     9,509,967       1,097,338        1,465,840
                                                ---------     ---------       ---------        ----------
Distributions to shareholders from:
    Net investment income                         239,918       477,783         704,039        1,289,378
    Net realized gains                          5,694,496     1,270,098           -                   -
                                                ---------     ---------       ---------        ----------
        Total distributions                     5,934,414     1,747,881         704,039        1,289,378
                                                ---------     ---------       ---------        ----------
Capital share transactions:
    Proceeds from sales                         6,853,288    12,534,379       1,683,103        9,004,815
    Net assets from
        tax-free exchange (note 6)                     -      6,102,448              -                -
    Payment for redemptions                    (1,960,935)   (6,403,413)     (1,366,863)      (6,830,029)
    Reinvestment of net investment income
       and net realized gain distributions at
       net asset value                          4,840,619     1,565,616         641,611        1,139,458
                                                ---------     ---------       ---------        ----------
        Total increase from capital
          share transactions                    9,732,972    13,799,030         957,851        3,314,244
                                                ---------     ---------       ---------        ----------
Total increase in net assets                    6,447,278    21,561,116       1,351,149        3,490,706

Net assets:
  Beginning of period                          46,189,099    24,627,983      26,533,869       23,043,163
                                                ---------     ---------       ---------        ----------
  End of period                               $52,636,377   $46,189,099     $27,885,018      $26,533,869
                                               ==========    ==========     ===========       ===========
See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                      Statements of Changes in Net Assets
        Six Months Ended December 31, 1997 and Year ended June 30, 1997

                                                                            Intermediate
                                                 Capital                    Government
                                              Appreciation                     Bond
                                                Portfolio                    Portfolio
                                           Six Months Ended Year Ended    Six Months Ended  Year Ended
                                             Dec. 31, 1997  June 30, 1997   Dec. 31, 1997   June 30, 1997
                                               (Unaudited)                  (Unaudited)
                                             ------------   ------------  --------------  ---------------
OPERATIONS:
    Net investment income (loss)                  $10,088      $62,073     $114,529       $302,278
    Net realized gain (loss) on investments       301,425       35,730        2,945           (626)
    Unrealized appreciation (depreciation)       (204,824)     560,860       47,457         18,789
                                                ---------     ---------    ---------      --------
        Net increase in net assets
          resulting from operations               106,689      658,663      164,932        320,441
                                                ---------     ---------    ---------      --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                          10,101       43,274      114,591        307,339
    Net realized gains                            461,512      165,941          -               -
                                                ---------     ---------    ---------      --------
        Total distributions                       471,612      209,215      114,591        307,339
                                                ---------     ---------    ---------      --------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales                         1,665,694    4,546,087      185,530        199,716
    Payment for redemptions                      (501,479)    (942,467)    (412,823)    (3,096,495)
    Reinvestment of net investment income
       and net realized gain distributions at
       net asset value                            467,288      205,002      103,072        264,889
                                                ---------     ---------    ---------      --------
        Total increase (decrease) from capital
          share transactions                    1,631,504    3,808,622     (124,221)    (2,631,890)
                                                ---------    ----------    ---------     ---------
TOTAL INCREASE (DECREASE)  IN NET ASSETS        1,266,581    4,258,070      (73,880)    (2,618,788)

NET ASSETS:
  Beginning of period                           6,732,540    2,474,470    4,605,718      7,224,506
                                                ---------    ----------   ---------      ---------
  End of period                                $7,999,121   $6,732,540   $4,531,838     $4,605,718
                                                =========    ==========   =========      ==========

See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                       Statements of Changes in Net Assets
                   Six Months Ended December 31, 1997 and the
   Period from October 1, 1996 (commencement of operations) to June 30, 1997


                                                  International
                                                    Portfolio
                                                 Six Months Ended   Period Ended
                                                  Dec. 31, 1997    June 30, 1997
                                                   (Unaudited)
                                                   -------------   -------------
Operations:
    Net investment income                             ($7,410)         $107,811
    Net realized gain on investments                 (167,415)          131,682
    Unrealized appreciation                          (513,278)          902,569
                                                   ----------        ----------
        Net increase in net assets
          resulting from operations                  (688,103)        1,142,062
                                                   ----------        ----------
Distributions to shareholders from:
    Net investment income                                 199           107,613
    Net realized gains                                131,684                -
                                                   ----------        ----------
        Total distributions                           131,883           107,613
                                                   ----------        ----------

Capital share transactions:
    Proceeds from sales                             1,421,547         9,586,087
    Payment for redemptions                          (813,572)         (294,866)
    Reinvestment of net investment income
       and net realized gain distributions at
       net asset value                                129,662           105,437
                                                   ----------        ----------
        Total increase from capital
          share transactions                          737,638         9,396,658
                                                   ----------        ----------
Total increase in net assets                          (82,347)       10,431,107

Net assets:
  Beginning of period                              10,431,107             -
                                                   ----------        ----------
  End of period                                   $10,348,760       $10,431,107
                                                   ==========        ==========

See accompanying notes to financial statements.
                                       19


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                   SIX MONTHS ENDED DECEMBER 31, 1997 AND THE
          YEARS ENDED JUNE 30, 1997, 1996 AND 1995 AND THE PERIOD FROM
          OCTOBER 8, 1993 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1994

                                                        GROWTH PORTFOLIO
                                 ----------------------------------------------------------------
                               SIX MONTHS ENDED   YEAR ENDED   YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                 DEC. 31, 1997  JUNE 30, 1997 JUNE 30, 1996 JUNE 30, 1995   JUNE 30, 1994
                                 -------------  ------------- ------------- -------------    ------------
                                 (UNAUDITED)
NET ASSET VALUE:
  Beginning of period                  $17.07         $13.67       $11.47      $9.84      $10.00
                                       ------         ------       ------      -----      ------

  Income from investment operations:
     Net investment income               0.08           0.22         0.23       0.22        0.19
     Net realized and unrealized
       gain (loss) on investments        0.85           3.99         2.36       1.72       (0.16)
                                         ----           ----         ----       ----       ------
            Total income from
                  investment operations  0.93           4.21         2.59       1.94        0.03
                                         ----           ----         ----       ----        ----

  Less distributions:
    Dividends from net investment income(0.08)         (0.22)       (0.22)     (0.22)      (0.19)
    Distributions from capital gains    (1.87)         (0.59)       (0.17)     (0.09)       0.00
                                        ------         ------       ------     ------       ----
            Total distributions         (1.95)         (0.81)       (0.39)     (0.31)      (0.19)
                                        ------         ------       ------     ------      ------

  End of period                        $16.05(a)      $17.07(a)    $13.67     $11.47       $9.84
                                       ========       =========    ======     ======       =====

TOTAL RETURN                            5.7%(a)(c)     32.6%(a)     22.6%      20.3%      (.03%)(b)
                                       ===========    =========    ======      =====      =========

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period         $52,636,377    46,189,099   24,627,983 12,813,352  12,892,161

  Ratio of expenses to average net assets   0.67%(c)    0.72%        0.71%      0.82%       0.76%(c)
  Ratio of net income to average net assets 0.26%(c)    1.46%        1.78%      2.14%       2.38%(c)
  Portfolio turnover rate                  57.29%      88.53%       92.72%     19.89%      10.05%
  Average Commission Rate (d)              $0.0989     $0.0948       N/A        N/A         N/A

(a) Excludes maximum sales load of 4%.
(b) Total return is not annualized.
(c) Annualized for those periods less than twelve months in duration.
(d) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                   SIX MONTHS ENDED DECEMBER 31, 1997 AND THE
          YEARS ENDED JUNE 30, 1997, 1996 AND 1995 AND THE PERIOD FROM
          OCTOBER 8, 1993 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1994

                                                      GOVERNMENT SECURITIES
                                                            PORTFOLIO
                                 ----------------------------------------------------------------
                               SIX MONTHS ENDED  YEAR ENDED    YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                 DEC. 31, 1997  JUNE 30, 1997 JUNE 30, 1996 JUNE 30, 1995  JUNE 30, 1994
                                 -------------  ------------- ------------- ------------- ----------
                                 (UNAUDITED)
NET ASSET VALUE:
  Beginning of period                   $9.72          $9.64        $9.77      $9.40      $10.00
                                        -----          -----        -----      -----      ------

  Income (loss) from investment
    operations:
     Net investment income               0.26           0.51         0.49       0.45        0.27
     Net realized and unrealized
       gain (loss) on investments        0.14           0.08        (0.13)      0.37       (0.60)
                                         ----           ----        ------      ----       ------
            Total income (loss) from
                  investment operations  0.40           0.59         0.36       0.82       (0.33)
                                         ----           ----         ----       ----       ------
   Less distributions from
         net investment income          (0.26)         (0.51)       (0.49)     (0.45)      (0.27)
                                        ------         ------       ------     ------      ------

  End of period                         $9.86(a)       $9.72(a)       $9.64      $9.77       $9.40
                                        =======        ========       =====      =====       =====

TOTAL RETURN                             4.1%(a)(c)       6.3%(a)      3.7%       9.0%       (3.(b)
                                         ======         ========       ====       ====       =====

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period         $27,885,018      26,533,869   23,043,163 13,885,204  12,477,517

  Ratio of expenses to average net assets   0.85%(a)      0.71%        0.69%      0.80%       0.74%(c)
  Ratio of net income to average net assets 5.17%(a)      5.21%        5.04%      4.82%       3.89%(c)
  Portfolio turnover rate                   2.07%        27.20%       40.61%     33.88%      17.36%

(a) Excludes maximum sales load of 3%.
(b) Total return is not annualized.
(c) Annualized for those periods less than twelve months in duration.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                   SIX MONTHS ENDED DECEMBER 31, 1997 AND THE
       YEARS ENDED JUNE 30, 1997, 1996, 1995 AND 1994 AND THE PERIOD FROM
          JANUARY 4, 1993 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1993

                                               CAPITAL APPRECIATION PORTFOLIO
                                --------------------------------------------------------------

                                SIX MONTHS ENDED YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     PERIOD ENDED
                                DEC. 31, 1997   JUNE 30, 1997 JUNE 30, 1996  JUNE 30,1995 JUNE 30, 1994  JUNE 30, 1993
                                (UNAUDITED)
NET ASSET VALUE:                --------------  ------------- ------------ -------------- ------------- --------------
  Beginning of period               $14.25       $13.19         $11.23           $8.95         $9.40      $10.00
                                    ------       ------         ------           -----         -----      ------

  Income (loss) from investment operations:
     Net investment income (loss)     0.02         0.18         (0.19)           (0.15)       (0.12)       (0.04)
     Net realized and unrealized
         gain (loss) on investments   0.19         1.48          2.88             2.62        (0.33)       (0.56)
                                      ----         ----          ----             ----        ------       ------
       Total Income (loss) from
          Investment Operations       0.21         1.66          2.69             2.47        (0.45)       (0.60)
                                      ----         ----          ----             ----        ------       ------

    Less distributions from
      net investment income          (0.02)       (0.12)           -               -             -           -
    Less distributions from
          capital gains              (0.71)       (0.48)       (0.73)           (0.19)           -           -
                                   --------     --------     ---------         -------       -------      -------

  End of period                     $13.73(a)    $14.25(a)    $13.19           $11.23         $8.95        $9.40
                                    ======        ======      ======           ======         =====        =====

TOTAL RETURN                          4.9%(a)(c)   11.7%(a)    26.0%            28.6%        (4.8%)      (6.0%)(b)
                                      =========    =======     =====            =====        ======      ========

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period         $7,999,121   6,732,540  2,474,470        748,588        653,757     583,403

  Ratio of expenses to average net assets 0.67%(c)    0.91%     2.84%          2.69%          2.13%      2.41%(c)
  Ratio of net income (loss)
       to average net assets              0.26%(c)    1.31%    (1.54%)       (1.59%)         (1.27%)   (1.04%)(c)
  Portfolio turnover rate               159.51%     322.07%   179.06%       214.47%           9.09%     4.42%
  Average Commission Rate (d)           $0.0603     $0.0689     N/A            N/A             N/A       N/A

(a) Excludes maximum sales load of 4%.
(b) Total return is not annualized.
(c) Annualized for those periods less than twelve months in duration.
(d) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                               STRATUS FUND, INC.
                              Financial Highlights
                   Six Months Ended December 31, 1997 and the
              Years ended June 30, 1997, 1996, 1995, 1994 and 1993

                                                 Intermediate Government Bond
                                                          Portfolio
                              -------------------------------------------------------------------
                              Six Months Ended Year Ended   Year Ended    Year Ended   Year Ended    Year Ended
                               Dec. 31, 1997  June 30,1997 June 30,1996  June 30,1995  June 30,1994  June 30, 1993
                                (Unaudited)
                              ---------------- ----------- ------------ ------------ -------------- --------------
Net asset value:
  Beginning of period               $10.48       $10.47      $10.56          $10.29       $10.84      $10.72

  Income (loss) from investment operations:
    Net investment income             0.26         0.54        0.52            0.50         0.47        0.38
    Net realized and unrealized
        gain (loss) on investments    0.11         0.02       (0.09)           0.27        (0.55)       0.34
     Total income (loss) from
         investment operations        0.37         0.56        0.43            0.77        (0.08)       0.72

  Less distributions:
    Dividends from net
         investment income           (0.26)       (0.55)      (0.52)          (0.50)       (0.47)      (0.38)
    Distributions from capital gains    -           -          -               -              -        (0.22)
                                  ----------     --------   ---------      ---------    --------- -----------
      Total distributions            (0.26)       (0.55)      (0.52)          (0.50)       (0.47)      (0.60)
                                  ----------     --------   ---------      ---------    --------- -----------

  End of period                     $10.59(a)    $10.48(a)   $10.47          $10.56       $10.29       $10.84
                                    ==========   =========  ======            =====       ======        ======
Total return                          7.1%(a)(b)   5.6%(a)    4.1%             7.9%       (0.8%)        8.9%
                                    ==========   =========  ======            ======      ======        =====

Ratios/Supplemental data:
  Net assets, end of period      $4,531,838     4,605,718  7,224,506      5,518,431    7,774,768    6,747,719

  Ratio of expenses to
       average net assets             1.18%        1.02%       1.03%         1.11%          1.05%       1.12%

  Ratio of net income to
      average net assets              4.90%        5.14%       4.95%         4.84%          4.41%       4.58%

  Portfolio turnover rate             0.00%       26.88%       4.05%        27.67%         21.02%      32.39%

(a) Excludes maximum sales load of 3%.
(b)  Annualized for those periods less than one year.

See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                   SIX MONTHS ENDED DECEMBER 31, 1997 AND THE
    PERIOD FROM OCTOBER 1, 1996 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1997

                                                        INTERNATIONAL
                                                          PORTFOLIO
                                                --------------------------------
                                                SIX MONTHS ENDED   PERIOD ENDED
                                                DEC. 31, 1997      JUNE 30, 1997
                                                 (UNAUDITED)
NET ASSET VALUE:                                  -----------      ------------

  Beginning of period                                 $11.22           $10.00
                                                      ------           ------

  Income from investment operations:
     Net investment income                             (0.01)            0.15
     Net realized and unrealized gain
       on investments                                  (0.69)            1.22
                                                       ------            ----
            Total income from
                  investment operations                (0.70)            1.37
                                                       ------            ----

   Less distributions:
     Dividends from net investment income               0.00            (0.15)
                                                                        ------
     Dividends from capital gains                      (0.12)           (0.15)
                                                       ------           ------

  End of period                                       $10.40(a)        $11.22(a)

TOTAL RETURN                                          (12.2%)(a)(b)     18.2%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                         $10,348,759      $10,431,107

  Ratio of expenses to average net assets               1.78%(b)        1.48%(b)
  Ratio of net income to average net assets            (0.14%)(b)       1.89%(b)
  Portfolio turnover rate                              27.86%           33.77%
  Average Commission Rate (c)                          $0.1000          $0.0809

(a) Excludes maximum sales load of 4%.
(b) Annualized for those periods less than twelve months in duration.
(c) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1997

1.   ORGANIZATION
     Stratus Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At December 31, 1997, the following series are presently authorized and have shares outstanding.

        Growth Portfolio                    Capital Appreciation Portfolio
        Government                          Intermediate Government
         Securities Portfolio                Bond Portfolio
                                            International Portfolio

2.   SUMMARY OF SIGNIFICANT ACCOUNT POLICIES
     The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements.

     USE OF ESTIMATES: In preparing the financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

     VALUATION OF INVESTMENTS
     Investment securities are carried at market determined using the following valuation methods:

     o Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price.

     o Securities not listed on an exchange or securities for which the latest quoted sales price is not readily available and securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

     o Securities including bonds or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith or under the direction of the Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

2.   CONTINUED
     All securities are valued in accordance with the above noted policies at the close of each business day.

     The Growth, Capital Appreciation, and International Portfolios are authorized to engage in the purchase of exchange-traded put and call options. When a call option is purchased, an amount equal to the premium received by the Portfolio is included by the Portfolio in the Portfolio's statement of assets and liabilities as a liability.

     The amount of the liability is subsequently marked to market to reflect the current value of the option written. The current market value of the traded option is the last sales price on the principal exchange on which such options are traded, or in the absence of such a sale, at the latest ask quotation. When an option expires on its stipulated expiration date or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     When a put option is purchased, an amount equal to the premium paid by the Portfolio is included by the Portfolio in the Portfolio's statement of assets and liabilities as an asset. The amount of the asset is subsequently marked to market to reflect the value of the option written. The current market value of a traded option is the last sales price on the principal exchange on which such options are traded, or in the absence of such a sale, at the latest ask quotation. When an option expires on its stipulated expiration date or the Portfolio enters into a closing sales transaction, the Portfolio realizes a gain (or loss if the cost of a closing transaction is lower than the premium paid when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the asset related to such option is extinguished. When an option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

     At December 31, 1997, the Growth, Capital Appreciation and International Portfolios had no such option contracts outstanding nor were any written during the year then ended.

     At December 31, 1997, the cost of investment securities is identical for financial reporting and income tax purposes.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

2.   CONTINUED
     SECURITY TRANSACTIONS
     Security transactions are accounted for on the date securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Amortization of premium and discount is accrued daily using both the constant yield and the straight-line methods. Realized investment gains and losses are determined by specifically identifying the issue sold.

     FEDERAL INCOME TAXES
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute virtually all of the taxable income generated by the Portfolios to their shareholders within the time period allowed by the Federal law. Consequently, no liability for Federal income taxes is required. Internal Revenue Code requirements regarding distributions may differ from amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate in the period that the differences arise. Each Portfolio is treated as a separate entity for tax purposes, and on a calendar basis, will distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any Federal excise tax. There will be no net realized gain distributions until the net realized loss carry forwards have been offset or expired. The losses will expire in 8 years. Each Portfolio prepares its tax return on an accrual basis. The Government Securities and Intermediate Government Bond Portfolios have unused capital loss carry forwards of approximately $330,000 and $1,000 respectively, available for federal income tax purposes at December 31, 1997. The losses begin expiring in 2003 and 2005 for the Government Securities and Intermediate Government Bond portfolios, respectively.

     DISTRIBUTION TO SHAREHOLDERS
     Dividends to shareholders are recorded on the ex-dividend date. In accordance with resolutions enacted by the Board of Directors, the Government Securities and Intermediate Government Bond Portfolios declare dividends monthly and the Growth and Capital Appreciation Portfolios declare dividends semi-annually. The dividends declared become payable immediately.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

3.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS
     CASH EQUIVALENTS
     The Fund considers investments with an original maturity of three months or less when purchased to be cash equivalents.

     The Fund and each of its Portfolios have retained Union Bank & Trust Company (UBATCO) as their exclusive investment adviser and custodian of the Fund's assets (hereinafter, the Adviser). The agreement provides that the Capital Appreciation Portfolio will compensate the Adviser on a performance based scale, whereby the Portfolio will pay a fee which may be increased or decreased by up to 1.40% of the average daily net assets during the latest 12 months (a rolling average method), depending upon the performance of this Portfolio relative to the S&P 500. The performance based scale became effective January 1, 1994. Prior to January 1, 1994, the fee was equal to 1.40%. For each of the six months ended December 31, 1997, the annualized fee was 0.0%.

     Growth and Government Securities Portfolios will pay the Adviser a fee equal to .50% per annum of its average daily net assets. The Intermediate Government Bond Portfolio will pay an advisory fee of .65% per annum of its average daily net assets. The International Portfolio will pay the Adviser a fee equal to 1.15% per annum of its average daily net assets. These Portfolios do not participate in performance based compensation scales.

     The Fund and each of its Portfolios have retained UBATCO as the custodian of the Fund's investments. The agreement provides that the portfolios (except the Growth, Government Securities, and International Portfolios, which pay no fee), will pay the custodian an annual fee which is calculated and billed monthly. The fee calculation does not include cash equivalents. The fee consists of an investment transaction charge of $12 for each transaction, a fee of $100 per account, plus an additional fee calculated in accordance with the following table.

             Net assets of:
               $0 - $10 million                          11 basis points
               $10 - $20 million                          6 basis points
               Over $20 million                         2.5 basis points

     The   Fund   and   each  of  its   Portfolios   have   retained   Lancaster
     Administrative   Services,   Inc.  (the  Administrator)  to  act  as  their
     transfer agent and administrator to provide all

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

3.   CONTINUED
     necessary record keeping and share transfer services for the Fund. The agreement provides that each Portfolio will pay an administrative fee to the Administrator equal to .25% per annum of average daily net assets. From July 1, 1996 to June 30, 1997 the Administrator waived .15% of its .25% administrative fee. No such waiver was effective for the period from July 1, 1997 to December 31, 1997. Under the terms of the advisory, custodian and administrative agreements outlined above, the Portfolios collectively incurred $274,805, 7,559 and 126,924 for such services.

     At December 31, 1997, the following accrued investment advisory and administrative fees were payable to the Adviser and Administrator.

                                        Payable to       Payable to
                                          Adviser       Administrator    Total
                                        ----------      ------------   --------
        Growth Portfolio                 $22,204          $12,818      $35,022
        Government Securities Portfolio   11,707            6,700       18,407
        Capital Appreciation Portfolio     9,468            1,807       11,275
        Intermediate Government
         Bond Portfolio                    2,514            1,123        3,637
        International Portfolio           10,206            2,829       13,035

     Under the terms of the advisory agreement, the Adviser may be obligated to reimburse a Portfolio up to the amount of the Adviser's fee paid to the Adviser if during any year the expenses of the Portfolio, including the Adviser's fee, exceed certain limitations. At December 31, 1997, no expense reimbursement was required.

     In addition to the amounts paid by the Portfolios under advisory, custodian, and administration agreements, the Portfolios used SMITH HAYES Financial Services Corporation (SMITH HAYES), a company related through common management, to affect security trades on their behalf. As is customary in the industry, the investment adviser evaluates the pricing and ability to execute the transaction in selecting brokers to affect trades. SMITH HAYES was paid commissions in the amount of $31,231 for their brokerage services during the six months ended December 31, 1997.

     The Portfolios also retained SMITH HAYES (the Distributor) to act as the underwriter and distributor of the Fund's shares. The Distributor received $39,365 and paid out 100% of this amount as commissions and dealer allowances.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

4.   SECURITIES TRANSACTIONS
     Purchases of  securities  and proceeds  from sales were as follows for each
     Portfolio:

                                               Purchases of      Proceeds
                                                 Securities     from Sales
                                              --------------  -------------
     Growth Portfolio                          $30,617,871     $26,119,581
     Government Securities Portfolio             1,001,016         503,516
     Capital Appreciation Portfolio             12,140,761      11,177,549
     Intermediate Government Bond Portfolio          -             252,500
     International Portfolio                     3,331,802       2,805,166

     At December 31, 1997, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities in each Portfolio were as follows:

                                                      Aggregate Gross
                                                        Unrealized
                                              Appreciation     Depreciation
                                              ------------     -------------
        Growth Portfolio                       $12,311,000      $1,032,390
        Government Securities Portfolio            392,292          19,214
        Capital Appreciation Portfolio             628,641          84,569
        Intermediate Government Bond Portfolio      51,816             394
        International Portfolio                  1,201,125         811,833

5.   CAPITAL SHARE TRANSACTIONS
     The Fund is authorized to issue a total of 1 billion shares of common stock in series with a par value of $.001 per share. The Board of Directors have authorized twenty million shares to be issued in the Growth Portfolio and ten million each in the Government Securities Portfolio, Capital
     Appreciation Portfolio, Intermediate Government Bond Portfolio, and the International Portfolio.

     Transactions in the capital stock of each Portfolio for the six months ended December 31, 1997 were as follows:
                                                                 Government
                                               Growth            Securities
                                               Portfolio          Portfolio
         Transactions in shares:           ----------------    -------------
           Shares sold                         383,399.414       170,992.172
           Shares redeemed                    (110,684.872)     (139,228.902)
           Reinvested dividends                301,408.382        65,386.858
                                              ------------      ------------
           Net increase                        574,122.924        97,150.128
                                               ===========      ============

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

    5.  CONTINUED

                                                                 Intermediate
                                                 Capital          Government
                                               Appreciation          Bond
                                               Portfolio          Portfolio
         Transactions in shares:              ------------        ------------
           Shares sold                         108,884.086        17,602.430
           Shares redeemed                     (33,037.291)      (38,984.747)
           Reinvested dividends                 34,410.029         9,760.900
                                             -------------       -----------
           Net increase (decrease)             110,256.824       (11,621.417)
                                               ===========       ============


                                               International
                                                 Portfolio
         Transactions in shares:             --------------
           Shares sold                         139,975.780
           Shares redeemed                     (76,831.520)
           Reinvested dividends                 12,467.537
                                             -------------
           Net increase                         75,611.797
                                                ==========

     At December 31, 1997, directors, officers and employees of the Fund, the Adviser and Administrator and their immediate families held the following in each Portfolio:

                                                      Shares          Value
                                                    ----------      ---------
           Growth Portfolio                         50,787.525      $815,140
           Government Securities                    35,730.583       352,304
           Capital Appreciation Portfolio           44,469.859       610,571
           International Portfolio                   3,967.701        41,264

     At December 31, 1997,  UBATCO held, in nominee name,  the following in each
     Portfolio:

                                                     Shares          Value
                                                  -----------    ------------
         Growth Portfolio                        3,275,580.682   $52,569,453
         Government Securities Portfolio         2,828,319.316    27,885,018
         Capital Appreciation Portfolio            582,798.647     7,999,121
         Intermediate Government Bond Portfolio    423,629.552     4,487,389
         International Portfolio                   995,075.999    10,348,759

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

6.   BUSINESS CHANGES
     The International Portfolio commenced operations on October 1, 1996.

     On December 27, 1996, the net assets of Union Bank's Common Trust Equity Fund were transferred into the Growth Portfolio with a corresponding purchase of shares. The transaction was accounted for as a tax free exchange. The market value of the assets received by the Growth Portfolio was $6,102,448 with unrealized appreciation of $1,862,355.

     Effective January 1, 1998, all shares of the portfolios were designated Institutional Clas shares and the issuance of Retail Class A shares of each portfolio was authorized. Retail class A shares bear a sales load on the purchase of shares and 12b-1 fees. Institutional class shares do not bear a sales load and are not charged 12b-1 fees.

     Effective January 1, 1998, the Growth Portfolio's advisory fee was changed to an annual rate of .75% of average daily net assets, and the Capital Appreciation Portfolio's performance-based advisory fee will be computed at the annual rate of 1.40% of its daily average net asset value. In addition, the Capital Appreciation Portfolio pays the Adviser an incentive adjustment by which the basic fee may be increased or decreased by up to 1.00% of the average daily net asset value.